INVESTMENT SECURITIES - Amounts reclassified to profit or loss from OCI before taxes (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investment securities [abstract]
Redemptions or sales	$ 44,415	$ (130,219)
ECL allowance	10,407	4,616
Total reclassified to profit or loss	$ 54,822	$ (125,603)